UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09157

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
California Municipal Income Trust (CEV)
Semiannual Report
May 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2022
Eaton Vance
California Municipal Income Trust

Eaton Vance
California Municipal Income Trust
May 31, 2022
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	(13.32)%	(12.04)%	1.63%	3.78%
Fund at Market Price	—	(17.93)	(15.28)	1.54	2.54

Bloomberg Municipal Bond Index	—	(7.32)%	(6.79)%	1.78%	2.54%
% Premium/Discount to NAV[3]
(10.82)%
Distributions [4]
Total Distributions per share for the period	$0.283
Distribution Rate at NAV	4.56%
Taxable-Equivalent Distribution Rate at NAV	9.94
Distribution Rate at Market Price	5.11
Taxable-Equivalent Distribution Rate at Market Price	11.14
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	40.45%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten year period is the impact of the 2016 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Other — 1.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,201,959
Total Corporate Bonds (identified cost $1,040,000)		$ 1,201,959

Tax-Exempt Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$526	$ 504,495
Total Tax-Exempt Mortgage-Backed Securities (identified cost $588,921)		$ 504,495

Tax-Exempt Municipal Obligations — 152.1%
Security	Principal Amount (000's omitted)	Value
Education — 12.6%
California State University, 5.00%, 11/1/41(2)	$6,275	$ 6,797,456
University of California, 5.00%, 5/15/46(2)	4,075	4,392,239
		$ 11,189,695
Electric Utilities — 8.8%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$ 4,402,280
Sacramento Municipal Utility District, CA, 5.00%, 8/15/50(2)	3,000	3,409,590
		$ 7,811,870
Escrowed/Prerefunded — 17.7%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(2)	$2,445	$ 2,739,989
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	535	561,210
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(2)	$5,250	$ 5,875,380
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(2)	6,000	6,438,900
		$ 15,615,479
General Obligations — 43.4%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(2)	$3,325	$ 3,646,029
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	985,021
Illinois, 5.00%, 2/1/39	2,000	2,023,740
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(2)	6,750	7,466,580
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(2)	3,500	3,810,380
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/42(2)	6,000	6,708,420
Palo Alto, CA, (Election of 2008), Prerefunded to 6/16/22, 5.00%, 8/1/40	3,180	3,184,802
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	419,630
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	6,533,580
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	1,500	1,533,435
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	2,000	2,042,680
		$ 38,354,297
Hospital — 31.9%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$1,250	$ 1,272,538
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	635	643,477
5.00%, 11/15/35	910	921,939
5.00%, 11/15/49(2)	3,000	3,109,020
California Health Facilities Financing Authority, (Kaiser Permanente):
4.00%, 11/1/44(2)	6,000	6,064,800
4.00%, 11/1/44	1,500	1,516,200
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	1,145	1,186,071
Prerefunded to 7/1/23, 5.00%, 7/1/37	535	554,190

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(2)	$3,555	$ 3,760,870
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/37	500	527,055
5.00%, 10/15/47	1,000	1,031,810
California Public Finance Authority, (Hoag Memorial Hospital Presbyterian), 4.00%, 7/15/51	1,500	1,501,935
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	3,750	4,041,713
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	632,616
University of California Medical Center, 5.00%, 5/15/47	1,250	1,419,438
		$ 28,183,672
Housing — 4.4%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 267,095
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	446,348
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(1)	630	479,707
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,578,735
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	560	426,776
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	325	261,664
3.00%, 9/15/56	650	482,540
		$ 3,942,865
Insured - Escrowed / Prerefunded — 5.4%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 4,747,866
		$ 4,747,866
Insured - General Obligations — 5.8%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$500	$ 421,695
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	250	209,505
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	$250	$ 210,512
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,309,030
		$ 5,150,742
Insured - Transportation — 8.1%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/29	$5,000	$ 3,869,950
(NPFG), 0.00%, 10/1/31	4,500	3,283,695
		$ 7,153,645
Insured - Water and Sewer — 1.3%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$1,000	$ 1,133,100
		$ 1,133,100
Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$ 951,948
		$ 951,948
Senior Living/Life Care — 1.6%
California Municipal Finance Authority, (HumanGood - California Obligated Group):
3.00%, 10/1/46	$500	$ 417,115
4.00%, 10/1/49	750	709,575
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/42	205	189,830
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	35	33,054
Green Bonds, 5.00%, 11/15/46(1)	50	50,185
		$ 1,399,759
Special Tax Revenue — 5.5%
Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$ 514,745
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/23	480	481,325
5.00%, 9/1/24	240	240,742
5.00%, 9/1/25	335	336,035
5.00%, 9/1/26	240	240,742

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(2)	$2,100	$ 2,312,247
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	744,684
		$ 4,870,520
Transportation — 4.5%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$ 3,135,480
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	809,220
		$ 3,944,700
Total Tax-Exempt Municipal Obligations (identified cost $132,052,416)		$134,450,158

Taxable Municipal Obligations — 12.2%
Security	Principal Amount (000's omitted)	Value
Education — 4.9%
California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$ 3,078,330
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	385	354,038
California State University, 3.065%, 11/1/42	1,135	908,545
		$ 4,340,913
Hospital — 5.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,657,450
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,507,075
		$ 5,164,525
Lease Revenue/Certificates of Participation — 1.0%
Downey, CA, Pension Obligation Bonds, 2.995%, 6/1/44	$1,200	$ 881,400
		$ 881,400
Security	Principal Amount (000's omitted)	Value
Transportation — 0.5%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 2.063%, 5/15/34	$500	$ 393,615
		$ 393,615
Total Taxable Municipal Obligations (identified cost $11,259,162)		$ 10,780,453
Total Investments — 166.3% (identified cost $144,940,499)		$146,937,065
Other Assets, Less Liabilities — (66.3)%		$ (58,573,892)
Net Assets — 100.0%		$ 88,363,173
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $2,565,291 or 2.9% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2022, 12.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 6.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Statement of Assets and Liabilities (Unaudited)

May 31, 2022
Assets
Investments, at value (identified cost $144,940,499)	$ 146,937,065
Interest receivable	1,412,571
Receivable for investments sold	523,698
Total assets	$148,873,334
Liabilities
Payable for floating rate notes issued	$ 60,080,126
Due to custodian	148,092
Payable to affiliates:
Investment adviser fee	49,117
Administration fee	24,559
Trustees' fees	1,411
Interest expense and fees payable	144,320
Accrued expenses	62,536
Total liabilities	$ 60,510,161
Net Assets	$ 88,363,173
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 71,336
Additional paid-in capital	88,880,698
Accumulated loss	(588,861)
Net Assets	$ 88,363,173
Common Shares Issued and Outstanding	7,133,575
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 12.39

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2022
Investment Income
Interest income	$ 2,511,313
Total investment income	$ 2,511,313
Expenses
Investment adviser fee	$ 309,945
Administration fee	154,973
Trustees’ fees and expenses	4,333
Custodian fee	15,178
Transfer and dividend disbursing agent fees	8,891
Legal and accounting services	24,734
Printing and postage	24,312
Interest expense and fees	250,260
Miscellaneous	13,719
Total expenses	$ 806,345
Net investment income	$ 1,704,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,323,536)
Net realized loss	$ (2,323,536)
Change in unrealized appreciation (depreciation):
Investments	$ (13,468,310)
Net change in unrealized appreciation (depreciation)	$(13,468,310)
Net realized and unrealized loss	$(15,791,846)
Net decrease in net assets from operations	$(14,086,878)

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Statements of Changes in Net Assets

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,704,968	$ 4,016,514
Net realized gain (loss)	(2,323,536)	12,998
Net change in unrealized appreciation (depreciation)	(13,468,310)	(324,063)
Net increase (decrease) in net assets from operations	$ (14,086,878)	$ 3,705,449
Distributions to common shareholders	$ (2,015,948)	$ (4,031,897)
Net decrease in net assets	$ (16,102,826)	$ (326,448)
Net Assets
At beginning of period	$104,465,999	$ 104,792,447
At end of period	$ 88,363,173	$104,465,999

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Statement of Cash Flows (Unaudited)

Six Months Ended
May 31, 2022
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (14,086,878)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(24,217,744)
Investments sold	22,661,171
Net amortization/accretion of premium (discount)	410,076
Decrease in interest receivable	78,766
Decrease in payable to affiliate for investment adviser fee	(4,494)
Decrease in payable to affiliate for administration fee	(2,246)
Increase in payable to affiliate for Trustees' fees	55
Increase in interest expense and fees payable	62,965
Decrease in accrued expenses	(17,165)
Net change in unrealized (appreciation) depreciation from investments	13,468,310
Net realized loss from investments	2,323,536
Net cash provided by operating activities	$ 676,352
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (2,015,948)
Proceeds from secured borrowings	4,800,000
Repayment of secured borrowings	(4,000,000)
Increase in due to custodian	148,092
Net cash used in financing activities	$ (1,067,856)
Net decrease in cash	$ (391,504)
Cash at beginning of period	$ 391,504
Cash at end of period	$ —
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 187,295

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period (Common shares)	$ 14.640	$ 14.690	$ 14.320	$ 13.130	$ 13.770	$ 13.600
Income (Loss) From Operations
Net investment income(1)	$ 0.239	$ 0.563	$ 0.544	$ 0.517	$ 0.464	$ 0.496
Net realized and unrealized gain (loss)	(2.206)	(0.048)	0.372	1.203	(0.663)	0.175
Distributions to APS shareholders: From net investment income(1)	—	—	—	—	(0.003)	(0.006)
Total income (loss) from operations	$ (1.967)	$ 0.515	$ 0.916	$ 1.720	$ (0.202)	$ 0.665
Less Distributions to Common Shareholders
From net investment income	$ (0.283)	$ (0.564)	$ (0.545)	$ (0.530)	$ (0.465)	$ (0.495)
From net realized gain	—	(0.001)	(0.001)	—	—	—
Total distributions to common shareholders	$ (0.283)	$ (0.565)	$ (0.546)	$ (0.530)	$ (0.465)	$ (0.495)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ —	$ —	$ 0.027	$ —
Net asset value — End of period (Common shares)	$12.390	$14.640	$14.690	$14.320	$13.130	$13.770
Market value — End of period (Common shares)	$11.050	$13.790	$13.480	$13.120	$11.030	$12.060
Total Investment Return on Net Asset Value(2)	(13.32)% (3)	3.83%	6.89%	13.83%	(0.70)%	5.33%
Total Investment Return on Market Value(2)	(17.93)% (3)	6.58%	7.05%	24.15%	(4.76)%	2.34%

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30,
			2021	2020	2019	2018	2017
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$88,363	$104,466	$104,792	$102,186	$93,695	$99,930
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.17% (5)	1.08%	1.09%	1.12%	1.28%	1.46%
Interest and fee expense(6)	0.52% (5)	0.29%	0.68%	1.20%	1.50%	1.32%
Total expenses	1.69% (5)	1.37%	1.77%	2.32%	2.78%	2.78%
Net investment income	3.56% (5)	3.83%	3.79%	3.71%	3.45%	3.57%
Portfolio Turnover	14% (3)	18%	23%	8%	129%	19%
Senior Securities:
Total preferred shares outstanding	—	—	—	—	—	1,999 (7)
Asset coverage per preferred share	$ —	$ —	$ —	$ —	$ —	$74,990 (8)
Involuntary liquidation preference per preferred share	$ —	$ —	$ —	$ —	$ —	$25,000 (9)
Approximate market value per preferred share	$ —	$ —	$ —	$ —	$ —	$25,000 (9)
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and/or iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.
(7)	Preferred shares represent iMTP Shares and APS.
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.
APS	– Auction Preferred Shares
iMTP Shares	– Institutional MuniFund Term Preferred Shares

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance California Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of May 31, 2022, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held—The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 7) at May 31, 2022. Interest expense related to the Trust's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At May 31, 2022, the amount of the Trust's Floating Rate Notes outstanding and the related collateral were $60,080,126 and $81,509,473, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2022 was 0.81% to 0.94%. For the six months ended May 31, 2022, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $59,316,703 and 0.85%, respectively.
In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2022.
The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Trust's investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust's investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust's restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust's Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust's restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  Interim Financial Statements—The interim financial statements relating to May 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 85,021,742
Gross unrealized appreciation	$ 4,091,147
Gross unrealized depreciation	(2,255,950)
Net unrealized appreciation	$ 1,835,197
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.40% of the Trust’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust and the amount of floating-rate notes included as a liability in the Trust's Statement of Assets and Liabilities of up to $59,000,000, and (ii) the amount of any outstanding preferred shares issued by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2022, the investment adviser fee and administration fee were $309,945 and $154,973, respectively.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $23,176,674 and $21,425,209, respectively, for the six months ended May 31, 2022.
5  Common Shares of Beneficial Interest
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2022 and the year ended November 30, 2021.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2022 and the year ended November 30, 2021.
At May 31, 2022, according to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, three affiliated entities together owned 13.1% of the Trust’s common shares.
6  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft, the Trust is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Trust's assets to the extent of any overdraft. At May 31, 2022, the Trust had a payment due to SSBT pursuant to the foregoing arrangement of $148,092. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 7) at May 31, 2022. The Trust’s average overdraft advances during the six months ended May 31, 2022 were not significant.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,201,959	$ —	$ 1,201,959
Tax-Exempt Mortgage-Backed Securities	—	504,495	—	504,495
Tax-Exempt Municipal Obligations	—	134,450,158	—	134,450,158
Taxable Municipal Obligations	—	10,780,453	—	10,780,453
Total Investments	$ —	$146,937,065	$ —	$146,937,065
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Trust's performance, or the performance of the securities in which the Trust invests.

Eaton Vance
California Municipal Income Trust
May 31, 2022
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 17, 2022. The following action was taken by the shareholders:
Proposal 1. The election of Thomas E. Faust Jr., Mark R. Fetting and Scott E. Wennerholm as Class II Trustees of the Trust for a three-year term expiring in 2025.
	Number of Shares
Nominees for Trustee	For	Withheld
Thomas E. Faust Jr.	5,603,696	136,976
Mark R. Fetting	5,613,335	127,337
Scott E. Wennerholm	5,608,593	132,079

Eaton Vance
California Municipal Income Trust
May 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Ms. Wiser began serving as a Trustee effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7694    5.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing,

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: July 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: July 18, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: July 18, 2022